Securities Financing Activities, Gross Obligations by Underlying Collateral Type (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 322,482	$ 142,180
Securities lending arrangements	7,558	7,247
Total repurchases and securities lending	330,040	149,427
Securities of U.S. Treasury and federal agencies [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	176,386	70,362
Federal agency mortgage-backed securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	118,503	54,107
Non-agency mortgage-backed securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	3,266	2,397
Corporate debt securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	13,567	10,008
Securities lending arrangements	1,735	1,925
Asset-backed securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	4,705	2,334
Equity securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	2,809	1,584
Securities lending arrangements	5,700	5,101
Other [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	3,246	1,388
Securities lending arrangements	$ 123	$ 221